Stockholders' Equity (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 30, 2017	Jun. 22, 2017	Jun. 16, 2017	Jan. 31, 2017	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 05, 2016	Sep. 30, 2016	Aug. 26, 2016
Stock issued price per share								$ 50.00	$ 10.00
Authority to issue aggregate number of shares							350,000,000
Common stock shares authorized							300,000,000	300,000,000	300,000,000	40,000,000	200,000,000	40,000,000
Common stock, par value							$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock shares authorized							50,000,000	50,000,000	50,000,000		50,000,000
Preferred stock, par value							$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued							12,335,293	9,714,186	2,887,428		9,672,723
Common stock, shares outstanding							12,335,293	9,714,186	2,887,428		9,672,723
Common stock, dividends, per share, declared					$ 0.005	$ 0.005
Stock issued during period share, value							$ 276,880	$ 3,867,188	$ 4,326,086
Stock issued during period share, shares							418,773
Stock cancelled, shares							418,773
Preferred stock shares issued							0	0	1,160,000
Preferred stock shares outstanding							0	0	1,160,000
Conversion of stock, description							At 5:00 pm Eastern time on December 31, 2017, each and every share of Series H Preferred Stock issued and outstanding at such time shall automatically and without further action of any holder thereof, convert into shares of the Corporation’s Common Stock on the bases of four (4) share of Common Stock for each share of Series H Preferred Stock.
Series H Convertible Preferred Stock [Member]
Preferred stock, par value							$ 0.001	$ 0.001	$ 0.001
Stock issued during period share, value							$ 63,595
Stock issued during period share, shares							63,595
Preferred stock shares issued							0	3,071,000	160,000
Preferred stock shares outstanding
Series H Preferred Stock [Member]
Preferred stock shares authorized							10,000,000
Stock issued during period share, value
Stock issued during period share, shares
Stock cancelled, shares
Preferred stock shares outstanding
Preferred stock, liquidation preference per share							$ 1.00
Boad of Directors [Member]
Stock issued during period share, value				$ 2,000,000
Stock repurchase program expire date	Dec. 31, 2018
OneMain Holdings, Inc [Member]
Number of common stock acquired			151,994
Stock issued during period, value, acquisitions			$ 3,550,000
Stock issued price per share			$ 23.38
Issuance of shares for tender offer, shares			3,039,880
Stock cancelled, shares		151,994